Notes to the consolidated financial statements - Cost of sales (Details) - Cost of sales - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Expenses By Nature [Line Items]
Personnel	€ (7,937)	€ (4,479)
Materials	(22,828)	(2,123)
Third-party services	(964)	(6,532)
Maintenance and lease	(231)	(1,720)
Amortization and depreciation	(5,168)	(852)
Other	(104)	(54)
Total	€ (37,232)	€ (15,760)